Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]

Pay Versus Performance Disclosure
In accordance with rules adopted by the Securities and Exchange Commission pursuant to the Dodd-Frank Wall Street Reform and Consumer Protection Act of 2010, we provide the following information about the relationship of executive compensation actually paid and certain financial performance of the Company. The following table shows the total compensation for our NEOs for the past three fiscal years as set forth in the Summary Compensation Table, the “Compensation Actually Paid” to our CEO (also referred to as the principal executive officer (“PEO”)) and, on an average basis, our non-PEO NEOs and Company performance for the fiscal years listed below, our Total Shareholder Return (“TSR”), the TSR of the Nasdaq Computer Index (“Peer Group TSR”), and our company-selected measure for 2022, SaaS Revenue. The Compensation Committee did not consider the pay versus performance disclosure below in making its pay decisions for any of the years shown.

Year	Summary Compensation Table Total for PEO(1) ($)	Compensation Actually Paid to PEO(2),(3) ($)	Average Summary Compensation Table Total for Non-PEO NEOs(1) ($)	Average Compensation Actually Paid to Non-PEO NEOs(2),(3) ($)	Value of Initial Fixed $100 Investment based on:(4)		Net Income ($ Thousands)	SaaS Revenue(5) ($ Thousands)
					TSR ($)	Peer Group TSR ($)
(a)	(b)	(c)	(d)	(e)	(f)	(g)	(h)	(i)
2022	6,551,181	(7,012,128)	3,124,345	1,023,686	135.71	99.23	54,348	216,346
2021	3,268,711	28,174,803	1,081,725	3,917,477	293.79	154.51	101,577	171,052
2020	4,080,411	9,014,189	1,248,390	888,951	96.43	112.08	149,221	129,824
1.	Joseph A. Walsh was our PEO for each year presented. The individuals comprising the Non-PEO NEOs for each year presented are listed below.
2020	2021	2022
Paul D. Rouse	Paul D. Rouse	Paul D. Rouse
Gordon Henry	Gordon Henry	Gordon Henry
James McCusker	James McCusker	James McCusker
John Wholey	John Wholey	John Wholey
Debra A. Ryan
2.	The amounts shown for Compensation Actually Paid have been calculated in accordance with Item 402(v) of Regulation S-K and do not reflect compensation actually earned, realized, or received by the Company’s NEOs. These amounts reflect the Summary Compensation Table Total with certain adjustments as described in footnote 3 below.
3.	Amounts in this column represent the Compensation Actually Paid in the indicated fiscal years to the PEO and, on an average basis, the non-PEO NEOs, based on their total compensation reported in the Summary Compensation Table for the indicated fiscal years and adjusted as set forth below. Equity values are calculated in accordance with FASB ASC Topic 718.
Year	Reported Summary Compensation Table Total for the PEO ($)	Subtract Reported Value of Stock Award and Option Awards ($)	Add/Subtract Equity Award Adjustments(a) for the PEO ($)	Compensation Actually Paid to the PEO ($)
2022	6,551,181	(3,000,000)	(10,563,309)	(7,012,128)
2021	3,268,711	—	24,906,092	28,174,803
2020	4,080,411	(811,288)	5,745,066	9,014,189
Year	Average Summary Compensation Table Total for Non-PEO NEOs ($)	Average Exclusion of Stock Awards and Option Awards for Non-PEO NEOs ($)	Average Inclusion of Equity Values for Non-PEO NEOs ($)	Average Compensation Actually Paid to Non-PEO NEOs ($)
2022	3,124,345	(1,937,500)	(163,159)	1,023,686
2021	1,081,725	—	2,835,752	3,917,477
2020	1,248,390	(64,737)	(294,702)	888,951

(a)    The equity award adjustments for each applicable year include the addition (or subtraction, as applicable of the following):

(i)	the year-end fair value of any equity awards granted in the applicable year that are outstanding and unvested as of the end of the year
(ii)	the amount of change in fair value as of the end of the applicable year (from the end of the prior fiscal year) of any awards granted in prior years that are outstanding and unvested as of the end of the applicable year
(iii)	for awards that are granted and vest in same applicable year, the fair value as of the vesting date
(iv)	for awards granted in prior years that vest in the applicable year, the amount equal to the change in fair value as of the vesting date (from the end of the prior fiscal year)
(v)	for awards granted in prior years that are determined to fail to meet the applicable vesting conditions during the applicable year, a deduction for the amount equal to the fair value at the end of the prior fiscal year; and
(vi)	for awards granted in prior years that are determined to fail to meet the applicable vesting conditions during the applicable year, a deduction for the amount equal to the fair value at the end of the prior fiscal year; and

The amounts deducted or added in calculating the equity award adjustments are as follows:

Year	Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for the PEO ($)	Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for the PEO ($)	Vesting-Date Fair Value of Equity Awards Granted During Year that Vested During Year for the PEO ($)	Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for the PEO ($)	Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for the PEO ($)	Total - Inclusion of Equity Values for the PEO ($)
2022	1,974,878	(7,720,550)	—	(4,817,637)	—	(10,563,309)
2021	—	19,786,965	—	5,119,127	—	24,906,092
2020	—	5,739,821	—	5,245	—	5,745,066
Year	Average Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for Non-PEO NEOs ($)	Average Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for Non-PEO NEOs ($)	Average Vesting-Date Fair Value of Equity Awards Granted During Year that Vested During Year for Non- PEO NEOs ($)	Average Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for Non-PEO NEOs ($)	Average Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for Non-PEO NEOs ($)	Total - Average Inclusion of Equity Values for Non-PEO NEOs ($)
2022	1,275,451	(1,425,383)	—	(13,227)	—	(163,159)
2021	—	2,835,752	—	—	—	2,835,752
2020	—	(249,559)	—	6,042	(51,185)	(294,702)
The tables above reflect the “Repricing,” as defined in note 12 to our consolidated financial statements included in our Annual Report on Form 10-K for the fiscal year ended December 31, 2022, that the Board of Directors and Compensation Committee approved on November 23, 2020.
4.	The Peer Group TSR set forth in this table utilizes the Nasdaq Computer Index, which we also utilize in the stock performance graph required by Item 201(e) of Regulation S-K included in our Annual Report for the year ended December 31, 2022. The comparison assumes $100 was invested for the period starting October 1, 2020, the date our common stock commenced trading on Nasdaq after our direct listing, through the end of the listed year in the Company and in the Nasdaq Computer Index, respectively. Historical stock performance is not necessarily indicative of future stock performance.
5.	We determined SaaS Revenue to be the most important financial performance measure used to link Company performance to Compensation Actually Paid to our PEO and Non-PEO NEOs in 2022. SaaS Revenue by business segment is listed in Item 7 our annual report filed on Form 10-K for the most recent fiscal year; the sum of the SaaS Revenue by business segment equals the amount shown in the table above. This performance measure may not have been the most important financial performance measure for years 2021 and 2020 and we may determine a different financial performance measure to be the most important financial performance measure in future years.

Company Selected Measure Name	SaaS Revenue
Named Executive Officers, Footnote [Text Block]
1.	Joseph A. Walsh was our PEO for each year presented. The individuals comprising the Non-PEO NEOs for each year presented are listed below.
2020	2021	2022
Paul D. Rouse	Paul D. Rouse	Paul D. Rouse
Gordon Henry	Gordon Henry	Gordon Henry
James McCusker	James McCusker	James McCusker
John Wholey	John Wholey	John Wholey
Debra A. Ryan

Peer Group Issuers, Footnote [Text Block]
4.	The Peer Group TSR set forth in this table utilizes the Nasdaq Computer Index, which we also utilize in the stock performance graph required by Item 201(e) of Regulation S-K included in our Annual Report for the year ended December 31, 2022. The comparison assumes $100 was invested for the period starting October 1, 2020, the date our common stock commenced trading on Nasdaq after our direct listing, through the end of the listed year in the Company and in the Nasdaq Computer Index, respectively. Historical stock performance is not necessarily indicative of future stock performance.

PEO Total Compensation Amount	$ 6,551,181	$ 3,268,711	$ 4,080,411
PEO Actually Paid Compensation Amount	$ (7,012,128)	28,174,803	9,014,189
Adjustment To PEO Compensation, Footnote [Text Block]
3.	Amounts in this column represent the Compensation Actually Paid in the indicated fiscal years to the PEO and, on an average basis, the non-PEO NEOs, based on their total compensation reported in the Summary Compensation Table for the indicated fiscal years and adjusted as set forth below. Equity values are calculated in accordance with FASB ASC Topic 718.
Year	Reported Summary Compensation Table Total for the PEO ($)	Subtract Reported Value of Stock Award and Option Awards ($)	Add/Subtract Equity Award Adjustments(a) for the PEO ($)	Compensation Actually Paid to the PEO ($)
2022	6,551,181	(3,000,000)	(10,563,309)	(7,012,128)
2021	3,268,711	—	24,906,092	28,174,803
2020	4,080,411	(811,288)	5,745,066	9,014,189

(a)    The equity award adjustments for each applicable year include the addition (or subtraction, as applicable of the following):

(i)	the year-end fair value of any equity awards granted in the applicable year that are outstanding and unvested as of the end of the year
(ii)	the amount of change in fair value as of the end of the applicable year (from the end of the prior fiscal year) of any awards granted in prior years that are outstanding and unvested as of the end of the applicable year
(iii)	for awards that are granted and vest in same applicable year, the fair value as of the vesting date
(iv)	for awards granted in prior years that vest in the applicable year, the amount equal to the change in fair value as of the vesting date (from the end of the prior fiscal year)
(v)	for awards granted in prior years that are determined to fail to meet the applicable vesting conditions during the applicable year, a deduction for the amount equal to the fair value at the end of the prior fiscal year; and
(vi)	for awards granted in prior years that are determined to fail to meet the applicable vesting conditions during the applicable year, a deduction for the amount equal to the fair value at the end of the prior fiscal year; and

The amounts deducted or added in calculating the equity award adjustments are as follows:

Year	Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for the PEO ($)	Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for the PEO ($)	Vesting-Date Fair Value of Equity Awards Granted During Year that Vested During Year for the PEO ($)	Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for the PEO ($)	Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for the PEO ($)	Total - Inclusion of Equity Values for the PEO ($)
2022	1,974,878	(7,720,550)	—	(4,817,637)	—	(10,563,309)
2021	—	19,786,965	—	5,119,127	—	24,906,092
2020	—	5,739,821	—	5,245	—	5,745,066
The tables above reflect the “Repricing,” as defined in note 12 to our consolidated financial statements included in our Annual Report on Form 10-K for the fiscal year ended December 31, 2022, that the Board of Directors and Compensation Committee approved on November 23, 2020.

Non-PEO NEO Average Total Compensation Amount	$ 3,124,345	1,081,725	1,248,390
Non-PEO NEO Average Compensation Actually Paid Amount	$ 1,023,686	3,917,477	888,951
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]
3.	Amounts in this column represent the Compensation Actually Paid in the indicated fiscal years to the PEO and, on an average basis, the non-PEO NEOs, based on their total compensation reported in the Summary Compensation Table for the indicated fiscal years and adjusted as set forth below. Equity values are calculated in accordance with FASB ASC Topic 718.
Year	Average Summary Compensation Table Total for Non-PEO NEOs ($)	Average Exclusion of Stock Awards and Option Awards for Non-PEO NEOs ($)	Average Inclusion of Equity Values for Non-PEO NEOs ($)	Average Compensation Actually Paid to Non-PEO NEOs ($)
2022	3,124,345	(1,937,500)	(163,159)	1,023,686
2021	1,081,725	—	2,835,752	3,917,477
2020	1,248,390	(64,737)	(294,702)	888,951

The amounts deducted or added in calculating the equity award adjustments are as follows:

Year	Average Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for Non-PEO NEOs ($)	Average Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for Non-PEO NEOs ($)	Average Vesting-Date Fair Value of Equity Awards Granted During Year that Vested During Year for Non- PEO NEOs ($)	Average Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for Non-PEO NEOs ($)	Average Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for Non-PEO NEOs ($)	Total - Average Inclusion of Equity Values for Non-PEO NEOs ($)
2022	1,275,451	(1,425,383)	—	(13,227)	—	(163,159)
2021	—	2,835,752	—	—	—	2,835,752
2020	—	(249,559)	—	6,042	(51,185)	(294,702)
The tables above reflect the “Repricing,” as defined in note 12 to our consolidated financial statements included in our Annual Report on Form 10-K for the fiscal year ended December 31, 2022, that the Board of Directors and Compensation Committee approved on November 23, 2020.

Compensation Actually Paid vs. Total Shareholder Return [Text Block]

Description of Relationship Between PEO and Non-PEO NEO Compensation Actually Paid and Company TSR
The following chart sets forth the relationship between Compensation Actually Paid to our PEO, the average of Compensation Actually Paid to our Non-PEO NEOs, and the Company’s cumulative TSR from the date our common stock commenced trading on Nasdaq after our direct listing through the end of the three most recently completed fiscal years.

PEO and Average Non-PEO NEO Compensation Actually Paid

Versus Company TSR

Compensation Actually Paid vs. Net Income [Text Block]

Description of Relationship Between PEO and Non-PEO NEO Compensation Actually Paid and Net Income
The following chart sets forth the relationship between Compensation Actually Paid to our PEO, the average of Compensation Actually Paid to our Non-PEO NEOs, and our Net Income during the three most recently completed fiscal years.

PEO and Average Non-PEO NEO Compensation Actually Paid

Versus Net Income

Compensation Actually Paid vs. Company Selected Measure [Text Block]

Description of Relationship Between PEO and Non-PEO NEO Compensation Actually Paid and SaaS Revenue
The following chart sets forth the relationship between Compensation Actually Paid to our PEO, the average of Compensation Actually Paid to our Non-PEO NEOs, and our SaaS Revenue during the three most recently completed fiscal years.

PEO and Average Non-PEO NEO Compensation Actually Paid

Versus SaaS Revenue

Total Shareholder Return Vs Peer Group [Text Block]

Description of Relationship Between Company TSR and Peer Group TSR
The following chart compares our cumulative TSR from the Company’s direct listing through the end of the three most recently completed fiscal years to that of the Nasdaq Computer Index over the same period.

Comparison of Cumulative TSR of Thryv Holdings, Inc. and

Nasdaq Computer Index

Tabular List [Table Text Block]

Tabular List of Most Important Financial Performance Measures
The following table presents the financial performance measures that the Company considers to have been the most important in linking Compensation Actually Paid to our PEO and other NEOs for 2022 to Company performance. The measures in this table are not ranked.

SaaS Revenue
Absolute TSR
Relative TSR
EBITDA
Free Cash Flow

Total Shareholder Return Amount	$ 135.71	293.79	96.43
Peer Group Total Shareholder Return Amount	99.23	154.51	112.08
Net Income (Loss)	$ 54,348,000	$ 101,577,000	$ 149,221,000
Company Selected Measure Amount	216,346,000	171,052,000	129,824,000
PEO Name	Joseph A. Walsh	Joseph A. Walsh	Joseph A. Walsh
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	SaaS Revenue
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	Absolute TSR
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name	Relative TSR
Measure [Axis]: 4
Pay vs Performance Disclosure [Table]
Measure Name	EBITDA
Measure [Axis]: 5
Pay vs Performance Disclosure [Table]
Measure Name	Free Cash Flow
PEO [Member] | Exclusion of Stock Awards and Option Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (3,000,000)	$ 0	$ (811,288)
PEO [Member] | Total - Inclusion of Equity Values [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(10,563,309)	24,906,092	5,745,066
PEO [Member] | Year-End Fair Value of Equity Awards Granted During Year that Remained Unvested as of Last Day of Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	1,974,878	0	0
PEO [Member] | Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(7,720,550)	19,786,965	5,739,821
PEO [Member] | Vesting-Date Fair Value of Equity Awards Granted During Year that Vested During Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
PEO [Member] | Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(4,817,637)	5,119,127	5,245
PEO [Member] | Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
Non-PEO NEO [Member] | Exclusion of Stock Awards and Option Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(1,937,500)	0	(64,737)
Non-PEO NEO [Member] | Total - Inclusion of Equity Values [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(163,159)	2,835,752	(294,702)
Non-PEO NEO [Member] | Year-End Fair Value of Equity Awards Granted During Year that Remained Unvested as of Last Day of Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	1,275,451	0	0
Non-PEO NEO [Member] | Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(1,425,383)	2,835,752	(249,559)
Non-PEO NEO [Member] | Vesting-Date Fair Value of Equity Awards Granted During Year that Vested During Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
Non-PEO NEO [Member] | Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(13,227)	0	6,042
Non-PEO NEO [Member] | Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 0	$ 0	$ (51,185)